Share capital and Contributed Surplus - Disclosure of weighted-average assumptions of warrants granted (Details)							12 Months Ended
	Aug. 13, 2024 $ / shares $ / shares $ / $ shares	Aug. 13, 2024 $ / shares $ / $ shares	Jun. 14, 2024 $ / shares $ / shares $ / $ shares	Jun. 14, 2024 $ / shares $ / $ shares	Apr. 09, 2024 $ / shares $ / shares $ / $ shares	Apr. 09, 2024 $ / shares $ / $ shares	Sep. 30, 2024 $ / shares $ / shares $ / $ shares	Sep. 30, 2024 $ / shares $ / $ shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 shares
Disclosure of classes of share capital [line items]
Number of Warrants | shares							1,160,057	1,160,057	1,550,787	1,550,787	1,341,716	1,390,164
Brokers' Compensation and Share Offering Costs [Member]
Disclosure of classes of share capital [line items]
Number of Warrants | shares	35,362	35,362	14,500	14,500	7,692	7,692
Stock price		$ 1.43		$ 5.77		$ 7.45
Exercise price		2.5		7.25		8.12
Black Scholes fair value	$ 0.59	$ 0.59	$ 3.07	$ 3.07	$ 4.2	$ 4.2
Volatility	91.00%	91.00%	66.00%	66.00%	66.00%	66.00%
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.12%	3.12%	3.86%	3.86%	3.86%	3.86%
Expected life	2 years 6 months	2 years 6 months	5 years	5 years	5 years	5 years
Exchange rate (USD/CAD) | $ / $	1.3723	1.3723	1.3751	1.3751	1.3578	1.3578
Weighted average fair value per warrant	$ 0.81		$ 4.22		$ 5.7
August 2024 Warrants [Member]
Disclosure of classes of share capital [line items]
Stock price								$ 1.43
Exercise price								2.5
Black Scholes fair value							$ 1	$ 1
Volatility							103.00%	103.00%
Dividend Yield							0.00%	0.00%
Risk-free interest rate							3.03%	3.03%
Expected life							5 years	5 years
Exchange rate (USD/CAD) | $ / $							1.3499	1.3499
Weighted average fair value per warrant							$ 1.35
2023 Warrants [Member]
Disclosure of classes of share capital [line items]
Stock price										$ 20.8
Exercise price										$ 26.6
Volatility									67.00%	67.00%
Dividend Yield									0.00%	0.00%
Risk-free interest rate									4.44%	4.44%
Expected life									2 years 6 months	2 years 6 months
Weighted average fair value per warrant									$ 9.9
2022 Warrants [Member]
Disclosure of classes of share capital [line items]
Stock price										$ 41.3
Exercise price										$ 50
Volatility									75.00%	75.00%
Dividend Yield									0.00%	0.00%
Risk-free interest rate									4.20%	4.20%
Expected life									2 years 6 months	2 years 6 months
Weighted average fair value per warrant									$ 14.3
Acquisition of POC [Member]
Disclosure of classes of share capital [line items]
Stock price											$ 13.6
Exercise price											$ 17.2
Volatility											84.70%
Dividend Yield											0.00%
Risk-free interest rate											1.04%
Expected life											3 years
Weighted average fair value per warrant											$ 6.6
July 2022 Warrants [Member]
Disclosure of classes of share capital [line items]
Stock price											2.15
Exercise price											$ 2.85
Volatility											90.50%
Dividend Yield											0.00%
Risk-free interest rate											3.12%
Expected life											2 years
Weighted average fair value per warrant											$ 0.9